UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2007
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		May 14, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		       0
						     ----------
Form 13F Information Table Entry Total          26
						     ----------
Form 13F Information Table Value Total	$126,003
						     ----------
						     (thousands)


Form 13F INFORMATION TABLE
                                                             value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                    Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
--------------------------------  -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aldila Inc.                       COM NEW        014384200   2348     143500  SH       SOLE    NONE     143500   0      0
Allstate Corp.                    COM            020002101   6006     100000      CALL SOLE    NONE     100000   0      0
Beazer Homes USA Inc.             COM            07556Q105   2177      75000  SH       SOLE    NONE     75000    0      0
Fidelity Natl. Information.       COM            31620M106  12088     265900  SH       SOLE    NONE     265900   0      0
Computer Sciences Corp            COM            205363104   6256     120000  SH       SOLE    NONE     120000   0      0
Covansys Corp.                    COM            22281W103   4102     166200  SH       SOLE    NONE     166200   0      0
Eclipsys Corp                     COM            278856109   1804      93600  SH       SOLE    NONE     93600    0      0
Basic Energy Svcs Inc. New        COM            06985P100   1237      53089  SH       SOLE    NONE     53089    0      0
Intuitive Surgical Inc.           COM NEW        46120E602   7112      58500  SH       SOLE    NONE     58500    0      0
ITT Corp New                      COM            450911102   5429      90000  SH       SOLE    NONE     90000    0      0
KBR Inc.                          COM            48242W106   2544     125000  SH       SOLE    NONE     125000   0      0
Legg Mason Inc.                   COM            524901105   8714      92500  SH       SOLE    NONE     92500    0      0
McCormick & Co. - Non Votin       COM NON VTG    579780206   3478      90300  SH       SOLE    NONE     90300    0      0
Millipore Corp.                   COM            601073109   1449      20000  SH       SOLE    NONE     20000    0      0
Novelis Inc.                      COM            67000X106   6277     142300      CALL SOLE    NONE     142300   0      0
Pfizer Inc.                       COM            717081103   3663     145000  SH       SOLE    NONE     145000   0      0
Platinum Underwritings Hldg       COM            G7127P100  11279     351600  SH       SOLE    NONE     351600   0      0
SAIC, Inc                         COM            78390X101   3984     230000  SH       SOLE    NONE     230000   0      0
Safenet Inc.                      COM            78645R107   7377     260687  SH       SOLE    NONE     260687   0      0
Skillsoft PLC                     SPONSORED ADR  830928107   3736     446866  SH       SOLE    NONE     446866   0      0
Sumtotal Sys Inc.                 COM            866615107   3432     430074  SH       SOLE    NONE     430074   0      0
Stanley Inc                       COM            854532108   3659     234539  SH       SOLE    NONE     234539   0      0
Symantec Corp.                    COM            871503108   6228     360000  SH       SOLE    NONE     360000   0      0
Tyco International Ltd. New       COM            902124106   3155     100000  SH       SOLE    NONE     100000   0      0
Varian Med Sys Inc.               COM            92220P105   4292      90000  SH       SOLE    NONE     90000    0      0
L-1 Identity Solutions Inc.       COM            50212A106   4177     253000  SH       SOLE    NONE     253000   0      0